Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Derivative liability	$ 16,508,750	$ 1,303,456	$ 991,322	$ 777,118	$ 659,381	$ 574,797
Total	16,508,750	1,303,456	991,322	777,118
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liability
Total
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liability
Total
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liability	16,508,750	1,303,456	991,322	777,118
Total	$ 16,508,750	$ 1,303,456	$ 991,322	$ 777,118